Investment Objectives and Goals - CrossingBridge Ultra-Short Duration ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CrossingBridge Ultra-Short Duration ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CrossingBridge Ultra-Short Duration ETF (the “Fund”) seeks to offer a higher yield than cash instruments while maintaining a low duration.